Stock-Based Compensation Expense - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended			6 Months Ended		12 Months Ended
	Apr. 02, 2020	Jun. 30, 2022	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Feb. 08, 2022	Jan. 28, 2022	Dec. 31, 2019	Sep. 30, 2014
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock capital shares reserved for future issuance							27,582,505	14,578,328
Stock-based compensation expense		$ 5,251	$ 5,725		$ 56,812	$ 7,306	$ 11,972	$ 5,443
Share based compensation arrangement by share based payment award, Equity instruments other than options, Grants in period				1,163,984
Share based compensation arrangement by share based payment award, Equity instruments other than options, Nonvested, Weighted average grant date fair value				$ 0				$ 0
General and Administrative Expense [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock-based compensation expense		2,389	$ 5,019		40,992	$ 5,927	9,204	$ 1,824
2022 Modification [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based payment arrangement, Plan modification, Number of options modified	1,329,727
Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unrecognized compensation expense related to non-vested stock options		2,500			$ 2,500		$ 4,200	$ 8,400
Expected weighted-average period of recognition for unrecognized compensation expense					11 months 12 days		1 year 3 months 29 days	2 years 1 month 20 days
Share based payment arrangement, Plan modification, Incremental cost								$ 400
Share based compensation arrangement by share based payment award, Terms of award							10 years
Share-Based Payment Arrangement, Option [Member] | 2022 Modification [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation arrangement by share based payment award, Fair value assumptions, Exercise price	$ 12.74
Share based payment arrangement, Plan modification, Incremental cost								$ 1,500
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected weighted-average period of recognition for unrecognized compensation expense					2 years 6 months
Stock-based compensation expense		4,200			$ 54,900
Share based payment arrangement nonvested award excluding option, cost not yet recognized amount		$ 29,400			$ 29,400		$ 77,900
Share based compensation arrangement by share based payment award, award vesting terms							The RSUs granted are subject to service-based and performance-based vesting conditions. The service-based vesting condition for these RSUs range from nine months to four years, while the performance-based vesting condition is satisfied on the earlier of consummating an initial public offering (“IPO”), the closing of a merger with a SPAC, a change in control event or the Company’s equity securities become publicly traded on a nationally recognized exchange other than pursuant to an IPO, SPAC transaction or a change in control event.
Share based compensation arrangement by share based payment award, Equity instruments other than options, Grants in period				5,675,393	5,577,949		5,675,393	6,059,635
Share based compensation arrangement by share based payment award, Equity instruments other than options, Nonvested, Weighted average grant date fair value		$ 3.81		$ 6.9	$ 3.81		$ 6.88	$ 4.2			$ 0
Restricted Stock Units (RSUs) [Member] | Non Employees [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation arrangement by share based payment award, Equity instruments other than options, Grants in period							2,581,835
Share based compensation arrangement by share based payment award, Equity instruments other than options, Aggregate fair value, Grants in period							$ 25,400
Restricted Stock Units (RSUs) [Member] | Share-Based Payment Arrangement, Nonemployee [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation arrangement by share based payment award, Equity instruments other than options, Grants in period							3,093,558
Share based compensation arrangement by share based payment award, Equity instruments other than options, Aggregate fair value, Grants in period							$ 23,800
Restricted Stock Units (RSUs) [Member] | Amendment to outstanding RSUs issued prior to March 2021 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation arrangement by share based payment award, Equity instruments other than options, Nonvested, Weighted average grant date fair value							$ 6.51
Restricted Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation arrangement by share based payment award, award vesting terms							The RSAs granted are subject to service-based vesting condition to be satisfied over six months.
Share based compensation arrangement by share based payment award, Equity instruments other than options, Grants in period							1,163,984
Restricted Stock [Member] | Non Employees [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation arrangement by share based payment award, Equity instruments other than options, Grants in period							1,163,984
Restricted Stock [Member] | General and Administrative Expense [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock-based compensation expense							$ 7,900
2013 Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock capital shares reserved for future issuance increase										1,500,000
Purchase price of common stock, Percent							100.00%
Share based compensation arrangement by share based payment award, Options, Grants in period, Weighted average grant date fair value							$ 9.22
Share based compensation arrangement by share based payment award, Options, Exercises in period, Intrinsic value							$ 200	$ 100
2013 Equity Incentive Plan [Member] | 2022 Modification [Member] | April 2018 through August 2019 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based payment arrangement, Plan modification, Percentage of outstanding options modified	100.00%
2013 Equity Incentive Plan [Member] | January 2013 to September 2014 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock capital shares reserved for future issuance												1,939,973
2013 Equity Incentive Plan [Member] | October 2014 to December 2021 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock capital shares reserved for future issuance							17,978,533
2013 Equity Incentive Plan [Member] | Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation arrangement by share based payment award, Expiration period							10 years
Share based compensation arrangement by share based payment award, Award vesting rights, Percentage							25.00%
Share based compensation arrangement by share based payment award, Award vesting period							3 years
Share based compensation arrangement by share based payment award, award vesting terms							First time grants of incentive stock options and non-statutory options generally vest at a rate of 25% on the first anniversary of the grant date and then ratably monthly over the next three years.
2013 Equity Incentive Plan [Member] | Share-Based Payment Arrangement, Option [Member] | 2022 Modification [Member] | April 2018 through August 2019 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation arrangement by share based payment award, Fair value assumptions, Exercise price	$ 12.74
2022 Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock capital shares reserved for future issuance									13,590,156
Employee Stock Purchase Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized		834,123			834,123
Share based payment award cumulative annual increase percentage of fully diluted Common Stock		1.00%			1.00%
Share based payment award cumulative annual increase percentage		200.00%			200.00%